Derivative Financial Instruments (Details 4)	8 Months Ended
Oct. 31, 2018 USD ($)
Derivative Financial Instruments Abstract
Balance at beginning	$ 0
Issuances:
Compound embedded derivative	408,373
Detachable warrants	128,544
Changes in fair value inputs and assumptions reflected in income	42,743
Balances at end	$ 579,660